Segment Information - Schedule of Revenue by Geographic Area (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Revenue by Geographic Area [Line Items]
Revenues	$ 2,576,874	$ 4,338,827	$ 4,529,196
Hong Kong [Member]
Schedule of Revenue by Geographic Area [Line Items]
Revenues	2,098,333	4,338,827	4,529,196
Chinese Mainland [Member]
Schedule of Revenue by Geographic Area [Line Items]
Revenues	$ 478,541